Share-based payments - Movements in options and award plans (Narrative) (Details)		12 Months Ended
		Dec. 31, 2019 shares £ / shares	Dec. 31, 2018 shares £ / shares
SVP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable in share-based payment arrangement | shares	[1]	0	0
DSVP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable in share-based payment arrangement | shares	[1]	0	0
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable in share-based payment arrangement | shares	[1],[2]	5,499,000	4,083,000
Sharesave
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable in share-based payment arrangement | shares		2,641,766
Outstanding at beginning of year/acquisition date, Weighted average	[1],[2]	£ 1.39	£ 1.39
Granted in the year, weighted average exercise price	[1],[2]	1.19	1.51
Exercised/released in the year, weighted average exercise price	[1],[2]	1.21	1.5
Less: forfeited in the year, weighted average exercise price	[1],[2]	1.51	1.52
Less: expired in the year, weighted average exercise price	[1],[2]	2	1.72
Outstanding at end of year, Weighted average exercise price	[1],[2]	£ 1.27	£ 1.39

[1]	Options/award granted over Barclays PLC shares.
[2]

The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was 2,693,798 ) . The weighted average exercise price relates to Sharesave.